Deposits - Summary of Maturity Distribution of Time Certificates of Deposit (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Maturities of Time Deposits [Abstract]
Due in 2015	$ 35,151,000
Due in 2016	13,213,000
Due in 2017	6,215,000
Due in 2018	4,252,000
Due in 2019	3,522,000
Due in 2020 and thereafter	19,000
Total	$ 62,371,914	$ 67,086,776